Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 720,131	$ 1,307,231	$ 2,752,511	$ 2,740,645
Restricted cash	810,055	$ 810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$ 1,530,186		$ 3,562,566